INVENTORIES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Inventory [Line Items]
Slow Moving Inventories	$ 125	$ 56	$ 199